Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Credit loss expense from related party	$ 12	$ 5,484	$ 5,965	$ 0
Accounts receivable, net	401	(4,952)	(5,680)	(392)
Contract assets	0	1,680	1,680	(1,547)
Accounts payable	127	0	1,284
Accrued expenses and other current liabilities	66	33	(434)	604
Contract liabilities	0	$ 236	$ 235	$ (1,715)
Short-term advances from affiliates	$ 2,287